Supplement to the
Strategic Advisers® Fidelity® Short Duration Fund
July 30, 2026
STATEMENT OF ADDITIONAL INFORMATION

The following information supplements information found in the "Management Contract" section.
The following table provides information relating to other accounts managed by SAMEER YADAV as of August 31, 2026:
	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	1	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$16,183	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none
* Includes assets of Strategic Advisers® Fidelity® Short Duration Fund managed by the portfolio manager ($16,183 (in millions) assets managed).
As of August 31, 2026, the dollar range of shares of Strategic Advisers® Fidelity® Short Duration Fund beneficially owned by the portfolio manager was none.

SDF-SSTK-1026-101-1.9922542.101	October 9, 2026

Supplement to the
Strategic Advisers® Fidelity® Core Income Fund
July 30, 2026
STATEMENT OF ADDITIONAL INFORMATION

The following information supplements information found in the "Management Contract" section.
The following table provides information relating to other accounts managed by ALAN KURD as of August 31, 2026:
	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	1	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$93,107	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none
* Includes assets of Strategic Advisers® Fidelity® Core Income Fund managed by the portfolio manager ($93,107 (in millions) assets managed).
As of August 31, 2026, the dollar range of shares of Strategic Advisers® Fidelity® Core Income Fund beneficially owned by the portfolio manager was $500,001 - $1,000,000.

COI-SSTK-1026-105-1.9899408.105	October 9, 2026

Supplement to the
Strategic Advisers® Tax-Sensitive Short Duration Fund
July 30, 2026
As Revised July 31, 2026
STATEMENT OF ADDITIONAL INFORMATION

The following information supplements information found in the "Management Contract" section.
The following table provides information relating to other accounts managed by DAVID MILES as of August 31, 2026:
	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	1	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$3,180	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none
* Includes assets of Strategic Advisers® Tax-Sensitive Short Duration Fund managed by the portfolio manager ($3,180 (in millions) assets managed).
As of August 31, 2026, the dollar range of shares of Strategic Advisers® Tax-Sensitive Short Duration Fund beneficially owned by the portfolio manager was $10,001 - $50,000.

TSS-SSTK-1026-104-1.9896108.104	October 9, 2026